Revenues and other income - Additional Information (Details) € in Thousands, $ in Millions		1 Months Ended			8 Months Ended	12 Months Ended
	Jun. 15, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	May 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2020 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Research tax credit utilization period						3 years
Revenues						€ 10	€ 50	€ 68
Subsidies						€ 126	€ 526	€ 20
Percentage of employees' net wages received via subsidies from French government							84.00%
PGE Loan, BPI France
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subsidies							€ 187
Notional amount							350					€ 5,000
FRANCE
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subsidies							€ 312
PharmaEngine, NBTWR3
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment received | $											$ 1.0
Development milestones payments received | $									$ 1.0	$ 1.0
PharmaEngine, NBTWR3 | Revenue by type
Disclosure of disaggregation of revenue from contracts with customers [line items]
Concentration risk percentage						100.00%	100.00%	100.00%
LianBio, NBTXR3
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payment received	$ 20.0	€ 16,500	$ 20.0		$ 20.0
Minimum threshold to provide additional know-how to third party under collaboration agreement				80.00%
Milestones achievement, period	18 months
LianBio, NBTXR3 | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Potential development and commercial milestones payments | $				$ 220.0	$ 220.0